UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48488-0613                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.8%)

            CONSUMER DISCRETIONARY (16.9%)
            ------------------------------
            APPAREL RETAIL (2.6%)
  721,933   Chico's FAS, Inc.                                                                $  13,190
  218,443   Ross Stores, Inc.                                                                   14,432
  255,791   TJX Companies, Inc.                                                                 12,475
                                                                                             ---------
                                                                                                40,097
                                                                                             ---------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.8%)
  243,500   Coach, Inc.                                                                         14,333
  279,946   Hanesbrands, Inc.*                                                                  14,042
                                                                                             ---------
                                                                                                28,375
                                                                                             ---------
            AUTOMOTIVE RETAIL (1.7%)
   30,110   AutoZone, Inc.*                                                                     12,317
  125,016   O'Reilly Automotive, Inc.*                                                          13,417
                                                                                             ---------
                                                                                                25,734
                                                                                             ---------
            BROADCASTING (1.7%)
  281,985   CBS Corp. "B"                                                                       12,909
  197,024   Scripps Networks Interactive "A"                                                    13,118
                                                                                             ---------
                                                                                                26,027
                                                                                             ---------
            DEPARTMENT STORES (0.8%)
  287,493   Macy's, Inc.                                                                        12,822
                                                                                             ---------
            HOME IMPROVEMENT RETAIL (2.8%)
  209,528   Home Depot, Inc.                                                                    15,369
  725,212   Lowe's Companies, Inc.                                                              27,863
                                                                                             ---------
                                                                                                43,232
                                                                                             ---------
            INTERNET RETAIL (4.6%)
  165,198   Amazon.com, Inc.*                                                                   41,929
  130,384   Blue Nile, Inc.*                                                                     4,254
  194,644   Expedia, Inc.                                                                       10,869
   18,846   Priceline.com, Inc.*                                                                13,117
                                                                                             ---------
                                                                                                70,169
                                                                                             ---------
            SPECIALTY STORES (0.9%)
  210,989   PetSmart, Inc.                                                                      14,398
                                                                                             ---------
            Total Consumer Discretionary                                                       260,854
                                                                                             ---------
            CONSUMER STAPLES (8.3%)
            -----------------------
            BREWERS (1.0%)
  296,072   SABMiller plc ADR                                                                   16,017
                                                                                             ---------
            DISTILLERS & VINTNERS (0.2%)
   26,471   Diageo plc ADR                                                                       3,235
                                                                                             ---------
            DRUG RETAIL (0.9%)
  236,158   CVS Caremark Corp.                                                                  13,740
                                                                                             ---------

================================================================================

1  | USAA Growth Fund

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
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.1%)
  135,740   Clorox Co.                                                                       $  11,708
  259,664   Procter & Gamble Co.                                                                19,934
                                                                                             ---------
                                                                                                31,642
                                                                                             ---------
            PACKAGED FOODS & MEAT (2.0%)
2,083,840   Danone S.A. ADR                                                                     31,299
                                                                                             ---------
            SOFT DRINKS (2.1%)
  465,422   Coca-Cola Co.                                                                       19,701
  217,331   Monster Beverage Corp.*                                                             12,258
                                                                                             ---------
                                                                                                31,959
                                                                                             ---------
            Total Consumer Staples                                                             127,892
                                                                                             ---------
            ENERGY (1.6%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
  335,441   Schlumberger Ltd.                                                                   24,967
                                                                                             ---------
            FINANCIALS (10.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (5.9%)
   50,703   BlackRock, Inc.                                                                     13,512
  180,742   Franklin Resources, Inc.                                                            27,954
  408,145   Legg Mason, Inc.                                                                    13,003
1,265,440   SEI Investments Co.                                                                 36,268
                                                                                             ---------
                                                                                                90,737
                                                                                             ---------
            CONSUMER FINANCE (2.8%)
  633,757   American Express Co.                                                                43,355
                                                                                             ---------
            INVESTMENT BANKING & BROKERAGE (1.5%)
  245,280   Greenhill & Co., Inc.                                                               11,330
  291,721   Raymond James Financial, Inc.                                                       12,083
                                                                                             ---------
                                                                                                23,413
                                                                                             ---------
            Total Financials                                                                   157,505
                                                                                             ---------
            HEALTH CARE (16.8%)
            -------------------
            BIOTECHNOLOGY (3.2%)
  191,489   Amgen, Inc.                                                                         19,955
  114,947   Celgene Corp.*                                                                      13,572
  313,828   Gilead Sciences, Inc.*                                                              15,892
                                                                                             ---------
                                                                                                49,419
                                                                                             ---------
            HEALTH CARE DISTRIBUTORS (0.9%)
  125,628   McKesson Corp.                                                                      13,294
                                                                                             ---------
            HEALTH CARE EQUIPMENT (6.6%)
  144,474   Becton, Dickinson & Co.                                                             13,624
  129,748   C.R. Bard, Inc.                                                                     12,892
  300,108   Medtronic, Inc.                                                                     14,009
  204,368   Stryker Corp.                                                                       13,402
  243,821   Varian Medical Systems, Inc.*                                                       15,883
  425,885   Zimmer Holdings, Inc.                                                               32,559
                                                                                             ---------
                                                                                               102,369
                                                                                             ---------
            HEALTH CARE SUPPLIES (1.0%)
  136,221   Cooper Companies, Inc.                                                              15,039
                                                                                             ---------
            LIFE SCIENCES TOOLS & SERVICES (0.7%)
  271,309   Agilent Technologies, Inc.                                                          11,243
                                                                                             ---------
            MANAGED HEALTH CARE (0.9%)
  237,286   UnitedHealth Group, Inc.                                                            14,220
                                                                                             ---------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (3.5%)
  303,011   Merck & Co., Inc.                                                                $  14,242
  444,667   Mylan, Inc.*                                                                        12,944
  373,719   Novartis AG ADR                                                                     27,565
                                                                                             ---------
                                                                                                54,751
                                                                                             ---------
            Total Health Care                                                                  260,335
                                                                                             ---------
            INDUSTRIALS (6.6%)
            ------------------
            AEROSPACE & DEFENSE (0.9%)
  154,877   Boeing Co.                                                                          14,157
                                                                                             ---------
            AIR FREIGHT & LOGISTICS (3.0%)
  504,489   Expeditors International of Washington, Inc.                                        18,126
  328,816   United Parcel Service, Inc. "B"                                                     28,226
                                                                                             ---------
                                                                                                46,352
                                                                                             ---------
            INDUSTRIAL CONGLOMERATES (0.8%)
  209,657   Danaher Corp.                                                                       12,777
                                                                                             ---------
            RAILROADS (1.0%)
  103,621   Union Pacific Corp.                                                                 15,332
                                                                                             ---------
            RESEARCH & CONSULTING SERVICES (0.9%)
  229,789   Equifax, Inc.                                                                       14,063
                                                                                             ---------
            Total Industrials                                                                  102,681
                                                                                             ---------
            INFORMATION TECHNOLOGY (36.5%)
            ------------------------------
            APPLICATION SOFTWARE (4.0%)
  506,818   Autodesk, Inc.*                                                                     19,959
  178,264   FactSet Research Systems, Inc.                                                      16,769
  186,179   Intuit, Inc.                                                                        11,104
  378,448   Synopsys, Inc.*                                                                     13,461
                                                                                             ---------
                                                                                                61,293
                                                                                             ---------
            COMMUNICATIONS EQUIPMENT (6.4%)
2,594,645   Cisco Systems, Inc.                                                                 54,280
  734,084   QUALCOMM, Inc.                                                                      45,234
                                                                                             ---------
                                                                                                99,514
                                                                                             ---------
            COMPUTER HARDWARE (0.8%)
   29,999   Apple, Inc.                                                                         13,282
                                                                                             ---------
            COMPUTER STORAGE & PERIPHERALS (2.6%)
  525,963   EMC Corp.*                                                                          11,797
  368,039   NetApp, Inc.*                                                                       12,841
  286,387   Western Digital Corp.                                                               15,832
                                                                                             ---------
                                                                                                40,470
                                                                                             ---------
            DATA PROCESSING & OUTSOURCED SERVICES (5.1%)
  184,723   Automatic Data Processing, Inc.                                                     12,439
  341,027   Fidelity National Information Services, Inc.                                        14,340
  310,720   Visa, Inc. "A"                                                                      52,344
                                                                                             ---------
                                                                                                79,123
                                                                                             ---------
            INTERNET SOFTWARE & SERVICES (5.0%)
  575,690   Facebook, Inc. "A"*                                                                 15,981
   74,497   Google, Inc. "A"*                                                                   61,428
                                                                                             ---------
                                                                                                77,409
                                                                                             ---------
            IT CONSULTING & OTHER SERVICES (2.6%)
  178,430   Accenture plc "A"                                                                   14,532
   67,632   International Business Machines Corp.                                               13,698

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3  | USAA Growth Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
   227,908   Teradata Corp.*                                                              $     11,639
                                                                                          ------------
                                                                                                39,869
                                                                                          ------------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   227,637   KLA-Tencor Corp.                                                                   12,349
                                                                                          ------------
             SEMICONDUCTORS (3.0%)
    72,270   Altera Corp.                                                                        2,313
    86,612   Analog Devices, Inc.                                                                3,810
   567,186   Arm Holdings plc ADR                                                               26,516
   376,051   Broadcom Corp. "A"                                                                 13,538
                                                                                          ------------
                                                                                                46,177
                                                                                          ------------
             SYSTEMS SOFTWARE (6.2%)
 1,038,573   Microsoft Corp.                                                                    34,377
 1,472,145   Oracle Corp.                                                                       48,257
   534,817   Symantec Corp.*                                                                    12,996
                                                                                          ------------
                                                                                                95,630
                                                                                          ------------
             Total Information Technology                                                      565,116
                                                                                          ------------
             MATERIALS (1.9%)
             ----------------
             DIVERSIFIED CHEMICALS (0.9%)
    89,824   PPG Industries, Inc.                                                               13,217
                                                                                          ------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   148,658   Monsanto Co.                                                                       15,879
                                                                                          ------------
             Total Materials                                                                    29,096
                                                                                          ------------
             Total Common Stocks (cost: $1,173,233)                                          1,528,446
                                                                                          ------------

             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
27,530,632   State Street Institutional Liquid Reserve Fund, 0.11%(a)                           27,531
                                                                                          ------------
             Total Money Market Instruments (cost: $27,531)                                     27,531
                                                                                          ------------

             TOTAL INVESTMENTS (COST: $1,200,764)                                         $  1,555,977
                                                                                          ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $1,528,446           $--            $--           $1,528,446
Money Market Instruments:
  Money Market Funds                          27,531            --             --               27,531
------------------------------------------------------------------------------------------------------
Total                                     $1,555,977           $--            $--           $1,555,977
------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

5  | USAA Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $363,415,000 and $8,202,000, respectively, resulting in net unrealized appreciation of $355,213,000.

================================================================================

7  | USAA Growth Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,547,146,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.3% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.

*     Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.